UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-22039
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     FIRST TRUST/GALLATIN SPECIALTY FINANCE AND FINANCIAL OPPORTUNITIES FUND
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               (Exact name of registrant as specified in charter)


                        1001 Warrenville Road, Suite 300
                                 LISLE, IL 60532
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               (Address of principal executive offices) (Zip code)


                             W. Scott Jardine, Esq.
                           First Trust Portfolios L.P.
                        1001 Warrenville Road, Suite 300
                                 LISLE, IL 60532
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                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-241-4141
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                      Date of fiscal year end: NOVEMBER 30
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                   Date of reporting period: FEBRUARY 29, 2008
                                             -----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


FIRST TRUST/GALLATIN SPECIALTY FINANCE AND FINANCIAL OPPORTUNITIES FUND PORTFOLIO OF INVESTMENTS (a)
FEBRUARY 29, 2008 (UNAUDITED)

   SHARES                         DESCRIPTION                         VALUE
------------                      -----------                     -------------

COMMON STOCKS - 111.5%
               CAPITAL MARKETS - 66.8%
     535,660   Allied Capital Corp. ...........................   $  12,100,559
     382,326   American Capital Strategies, Ltd. ..............      13,874,611
     846,706   Apollo Investment Corp. ........................      13,123,943
     760,000   Ares Capital Corp. .............................       9,743,200
     650,000   BlackRock Kelso Capital Corp. ..................       8,164,000
     460,000   Gladstone Capital Corp. ........................       7,728,000
     100,000   Gladstone Investment Corp. .....................       1,071,000
      50,000   GSC Investment Corp. ...........................         552,000
     506,205   Hercules Technology Growth Capital, Inc. .......       6,018,777
      50,000   Highland Distressed Opportunities, Inc. ........         359,000
      15,000   Invesco, Ltd. ..................................         384,150
     490,000   Kohlberg Capital Corp. .........................       5,546,800
     472,000   MCG Capital Corp. ..............................       5,664,000
     690,000   MVC Capital, Inc. ..............................      10,398,300
     371,737   NGP Capital Resources Co. ......................       6,063,030
     550,000   Patriot Capital Funding, Inc. ..................       5,752,998
     585,000   PennantPark Investment Corp. ...................       5,434,650
     306,152   Prospect Energy Corp. ..........................       4,607,588
     463,785   TICC Capital Corp. .............................       5,194,392
                                                                  --------------
                                                                    121,780,998
                                                                  --------------
               DIVERSIFIED FINANCIAL SERVICES - 3.4%
      85,211   Financial Federal Corp. ........................       1,836,297
     446,000   Medallion Financial Corp. ......................       4,419,860
                                                                  --------------
                                                                      6,256,157
                                                                  --------------
               REAL ESTATE INVESTMENT TRUSTS (REITS) - 41.3%
     350,000   Annaly Capital Management, Inc. ................       7,241,500
     330,000   Arbor Realty Trust, Inc. .......................       5,306,400
     225,000   Capital Trust, Inc. - Class A ..................       6,210,000
     870,000   CapitalSource, Inc. ............................      13,780,800
     640,000   Gramercy Capital Corp. .........................      13,075,200
     100,000   Hatteras Financial Corp. (b) ...................       2,400,000
     420,000   iStar Financial, Inc. ..........................       8,278,200
   1,030,000   NorthStar Realty Finance Corp. .................       9,156,700
     200,000   RAIT Financial Trust ...........................       1,530,000
     250,000   Redwood Trust, Inc. ............................       8,355,000
                                                                  --------------
                                                                     75,333,800
                                                                  --------------
               TOTAL COMMON STOCKS ............................     203,370,955
               (Cost $282,076,082)                                --------------

CANADIAN INCOME TRUSTS - 11.7%

               OIL, GAS & CONSUMABLE FUELS
         100   ARC Energy Trust ...............................           2,394
     364,100   Enerplus Resources Fund ........................      15,678,146
     200,000   Penn West Energy Trust .........................       5,650,000
         100   Progress Energy Trust ..........................           1,321
                                                                  --------------
               TOTAL CANADIAN INCOME TRUSTS ...................      21,331,861
               (Cost $23,467,869)                                 --------------


                 See Notes to Quarterly Portfolio of Investments          Page 1

FIRST TRUST/GALLATIN SPECIALTY FINANCE AND FINANCIAL OPPORTUNITIES FUND PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
FEBRUARY 29, 2008 (UNAUDITED)

                                  DESCRIPTION                         VALUE
                                  -----------                     -------------

               TOTAL INVESTMENTS - 123.2% .....................   $ 224,702,816
               (Cost $305,543,951) (c)

               LOAN OUTSTANDING - (23.1)% .....................     (42,100,000)

               NET OTHER ASSETS AND LIABILITIES - (0.1)% ......        (174,683)
                                                                  --------------
               NET ASSETS - 100.0% ............................   $ 182,428,133
                                                                  ==============

----------

(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b) This security, sold within terms of a private placement memorandum, is exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2008, the security noted as such amounted to $2,400,000 or 1.3% of net assets.

(c)   Aggregate cost for federal income tax and financial reporting purposes.


Page 2           See Notes to Quarterly Portfolio of Investments

--------------------------------------------------------------------------------
 NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS
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     FIRST TRUST/GALLATIN SPECIALTY FINANCE AND FINANCIAL OPPORTUNITIES FUND
                          FEBRUARY 29, 2008 (UNAUDITED)

                      1. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of the Common Shares of the First Trust/Gallatin Specialty Finance and Financial Opportunities Fund (the "Fund") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV per Common Share is calculated by subtracting the Fund's liabilities (including accrued expenses, dividends payable and all borrowings of the Fund) from the Fund's Total Assets (the value of the securities and other investments the Fund holds plus cash or other assets, including interest accrued but not yet received) and dividing the result by the total number of Common Shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Fund's Board of Trustees. A majority of the Fund's assets are valued using market information supplied by third parties. In the event that market quotations are not readily available, the pricing service does not provide a valuation for a particular asset, or the valuations are deemed unreliable, First Trust Advisors L.P. ("First Trust") may use a fair value method to value the Fund's securities and investments. Additionally, if events occur after the close of the principal markets for particular securities (e.g. domestic debt and foreign securities), but before the Fund values its assets, that could materially affect NAV, First Trust may use a fair value method to value the Fund's securities and investments. The use of fair value pricing by the Fund is governed by valuation procedures adopted by the Fund's Board of Trustees and in accordance with the provisions of the Investment Company Act of 1940, as amended.

Portfolio securities listed on any exchange other than the NASDAQ National Market ("NASDAQ") are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the closing bid prices. Short-term investments that mature in less than 60 days are valued at amortized cost.

In September 2006, the Financial Accounting Standards Board issued FAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 became effective for the Fund as of December 1, 2007, the beginning of its current fiscal year. The three levels of the fair value hierarchy under FAS 157 are described below:

      o     Level 1 - quoted prices in active markets for identical securities

      o     Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

      o     Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund's net assets as of February 29, 2008 is as follows:

VALUATION INPUTS                                     INVESTMENTS IN SECURITIES   OTHER FINANCIAL INSTRUMENTS(a)
--------------------------------------------------   -------------------------   ------------------------------
Level 1 - Quoted Prices ..........................         $224,702,816                      $--
Level 2 - Other Significant Observable Inputs ....                   --                       --
Level 3 - Significant Unobservable Inputs ........                   --                       --
                                                     -------------------------   ------------------------------
TOTAL ............................................         $224,702,816                      $--
                                                     -------------------------   ------------------------------

(a) Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument. As of February 29, 2008, the Fund does not have any derivative instruments.

B. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

                    2. UNREALIZED APPRECIATION (DEPRECIATION)

As of February 29, 2008, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $2,342,842 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $83,183,977.

ITEM 2. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FIRST TRUST/GALLATIN SPECIALTY FINANCE AND FINANCIAL OPPORTUNITIES FUND

By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date                                APRIL 21, 2008
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Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date                                APRIL 21, 2008
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By (Signature and Title)*  /S/ MARK R. BRADLEY
                         -------------------------------------------------------
                           Mark R. Bradley, Treasurer, Controller, Chief Financial Officer and Chief Accounting Officer (principal financial officer)

Date                                APRIL 21, 2008
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* Print the name and title of each signing officer under his or her signature.